COLONIAL MUNICIPAL INCOME TRUST      ANNUAL REPORT


NOVEMBER 30, 2002


[PHOTO]

PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:

For a third consecutive year, the municipal bond market offered positive returns. In general, the bond market was aided by strong demand, as investors shied away from the stock market in light of economic uncertainty, corporate scandals and the threat of war. Relatively stable interest rates were also an aid to market performance. The Federal Reserve lowered short-term interest rates early in the period and again late in the period as the economy struggled and consumer confidence sagged. The volume of new municipal bonds increased as cities and states faced budget deficits and revenue shortfalls. However, investor demand for bonds also rose, and that helped support returns throughout the year.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Maureen Newman. As always, we thank you for choosing Colonial Municipal Income Trust and for giving us the opportunity to help you build a strong financial future.

/s/ Keith T. Banks

Keith T. Banks
President





             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

For the 12-month period that ended November 30, 2002, Colonial Municipal Income Trust generated a total return of 2.21%, based on net asset value. The trust underperformed its peer group, the Lipper Municipal Debt Funds Category average, which returned 2.53%.

The trust's underperformance was the result of our decision to reduce the trust's duration (which is a measure of interest rate sensitivity) by selling Treasury futures contracts. The use of the futures was driven by the longer duration that results from the leverage on the trust (the preferred shares). These short futures contracts held back the trust's results because US Treasuries actually significantly outperformed municipal bonds. (As the price of Treasury bonds went up, the value of the short futures contracts went down). However, the trust's leverage boosted the trust's income, which enhanced the income paid to common shareholders. During the period, high-quality municipal bonds outperformed lower-quality bonds and the trust benefited from its positions in high-quality securities relative to the peer funds in its Lipper category.

Toward the end of the fiscal year, we sold some of the high-quality issues that had performed well and invested the proceeds in lower-quality bonds, which were laggards. We believe that lower-quality bonds have the potential for strong performance as economic growth improves. We found some of the best values in electric utility and certain housing development bonds, which are supported by property taxes.

We have structured the portfolio to take advantage of a slowly improving economy and a stable or slightly rising interest-rate environment. Because most states project large budgetary imbalances, we have been cautious about investing in sectors that depend on state government spending and that may be affected by budget cuts. We believe some of the best opportunities will come from the essential service sectors, such as utilities and water and sewer.



/s/ Maureen G. Newman



Maureen G. Newman

Maureen G. Newman is the portfolio manager of Colonial Municipal Income Trust and a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the trust.





PRICE PER SHARE
AS OF 11/30/02 ($)

NAV                      5.82
-------------------------------
Market Price             5.67
-------------------------------



12 MONTH TOTAL RETURN, ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD ENDED 11/30/02 (%)

NAV                      2.21
-------------------------------
Market Price             7.87
-------------------------------



DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/01-11/30/02 ($)

                         0.42
-------------------------------



A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.



TOP 5 INDUSTRY SECTORS
AS OF 11/30/02 (%)

Hospitals                 9.4
-------------------------------
Nursing homes             8.7
-------------------------------
Local general obligations 6.9
-------------------------------
Refunded/escrowed         6.6
-------------------------------
Water & sewer             5.9
-------------------------------



Sector breakdowns are calculated as a percentage of net assets representing both common shares and auction preferred shares.



QUALITY BREAKDOWN
AS OF 11/30/02 (%)

AAA                      36.6
-------------------------------
AA                        1.2
-------------------------------
A                         3.6
-------------------------------
BBB                      15.7
-------------------------------
BB                        6.5
-------------------------------
CCC                       0.5
-------------------------------
Non rated                34.6
-------------------------------
Cash equivalents          1.3
-------------------------------


Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the trust is actively managed, there can be no guarantee the trust will continue to maintain these quality breakdowns or invest in these sectors in the future.

INVESTMENT PORTFOLIO


November 30, 2002


MUNICIPAL BONDS - 98.0%                    PAR        VALUE
------------------------------------------------------------
EDUCATION - 4.8%
CA Educational Facilities Authority,
   Loyola Marymount University,
   Series 2001,
     (a) 10/01/14                  $ 1,250,000   $  721,200
CA Statewide Community
   Development Authority, Crossroads
   School for Arts & Sciences,
   Series 1998,
     6.000% 08/01/28 (b)             1,135,000    1,173,613
CA Public Works Board Lease
   Revenue, UCLA Replacement
   Hospital, Series 2002 A,
     5.375% 10/01/15                 1,000,000    1,089,630
IL University of Illinois
   Series 2001 A,
     5.500% 08/15/17                   600,000      642,354
MA Industrial Finance Agency,
   St. John's High School,
   Series 1998,
     5.350% 06/01/28                   300,000      278,715
MI Southfield Economic
   Development Corp., Lawrence
   University, Series 1998 A,
     5.400% 02/01/18                   750,000      723,600
NC Capital Facilities Finance
   Authority, Meredith College,
   Series 2001,
     5.125% 06/01/15                 1,000,000    1,060,810
VT Educational & Health Buildings
   Finance Agency, Norwich
   University, Series 1998,
     5.500% 07/01/21                 1,000,000      987,350
WA Higher Education Facilities
   Authority, Puget Sound University,
   Series 1998,
     5.375% 10/01/30                 5,000,000    5,095,200
WV University, Series 2000 A,
     (a) 04/01/25                      750,000      216,975
                                                -----------
                                                 11,989,447
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 24.0%
CONGREGATE CARE RETIREMENT - 4.5%
CA Statewide Community
   Development Authority, Eskaton
   Village - Grass Valley, Series 2000,
     8.250% 11/15/31 (b)               750,000      797,077
FL Capital Projects Finance Authority,
   Continuing Care Retirement,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                   500,000      474,955
IL Health Facilities Authority,
   Lutheran Senior Ministries,
   Series 2001,
     7.375% 08/15/31                   250,000      251,820




                                           PAR        VALUE
------------------------------------------------------------
KS Manhattan, Meadowlark Hills
   Retirement Home,
   Series 1999 A:
     6.375% 05/15/20                $  250,000   $  249,930
     6.500% 05/15/28                 1,500,000    1,506,825
KY Economic Development Finance
   Authority, Christian Church Homes
   of Kentucky, Inc., Series 1998,
     5.500% 11/15/30                   200,000      179,320
MA Boston Industrial Development
   Finance Authority, Springhouse,
   Inc., Series 1988,
     5.875% 07/01/20                   500,000      433,245
MA Development Finance Agency,
   Loomis Communities:
   Series 1999 A,
     5.625% 07/01/15                   250,000      232,183
   Series 2002 A,
     6.900% 03/01/32                   125,000      124,960
NH Higher Educational & Health
   Facilities Authority, Rivermead at
   Peterborough, Series 1998,
     5.750% 07/01/28                 1,100,000      953,271
NJ Economic Development
   Authority, Seabrook Village, Inc.,
   Series 2000 A,
     8.250% 11/15/30                   500,000      534,800
PA Chartiers Valley Industrial &
   Commercial Development
   Authority, Asbury Health Center,
   Series 1999,
     6.375% 12/01/24                 1,000,000      935,310
PA Lancaster Industrial Development
   Authority:
   Baptist Home of Philadelphia,
   Series 1998 A:
     5.500% 11/15/18                   360,000      309,240
     5.600% 11/15/28                   500,000      412,925
   Garden Spot Village,
   Series 2000 A,
     7.625% 05/01/31                   325,000      336,066
TN Metropolitan Government,
   Nashville and Davidson Counties,
   Blakeford at Green Hills,
   Series 1998,
     5.650% 07/01/24                   575,000      499,261
TX Abilene Health Facilities
   Development Corp., Sears
   Methodist Retirement Obligated
   Group, Series 1998 A,
     5.900% 11/15/25                   750,000      683,175


See notes to investment portfolio.

November 30, 2002


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
------------------------------------------------------------
HEALTH CARE (CONTINUED)
CONGREGATE CARE RETIREMENT (CONTINUED)
WI Health & Educational Facilities
   Authority:
   Attic Angel Obligated
   Group, Series 1998,
     5.750% 11/15/27                $  875,000   $  740,976
   Clement Manor, Series 1998,
     5.750% 08/15/24                 1,000,000      855,970
   United Lutheran Program for
   Aging, Inc., Series 1998,
     5.700% 03/01/28                   750,000      636,405
                                                -----------
                                                 11,147,714
                                                -----------
HEALTH SERVICES - 0.3%
IL Health Facilities Authority,
   Midwest Physician Group Ltd.,
   Series 1998,
     5.500% 11/15/19                    90,000       74,641
MA Development Finance Agency,
   Boston Biomedical Research
   Institute, Series 1999,
     5.650% 02/01/19                   120,000      112,379
MA Health & Educational Facilities
   Authority, Civic Investments, Inc.,
   Series 2002 A,
     9.000% 12/15/15                   500,000      526,990
                                                -----------
                                                    714,010
                                                -----------
HOSPITALS - 9.4%
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A,
     6.400% 08/01/29                   350,000      361,805
   Series 1999 B,
     6.400% 08/01/29                   850,000      877,506
CA Health Facilities Financing
   Authority, Cedars-Sinai Medical
   Center, Series 1999 A,
     6.125% 12/01/30                   650,000      679,016
CO Health Care Facilities Authority,
   National Jewish Medical &
   Research Center, Series 1998:
     5.375% 01/01/16                 1,500,000    1,471,620
     5.375% 01/01/23                   840,000      782,376
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare, Series 2002,
     5.750% 12/01/32                   150,000      150,680
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22                   400,000      396,180
GA Forsyth County Hospital
   Authority, Georgia Baptist
   Healthcare System, Series 1998,
     6.000% 10/01/08                   880,000      964,814




                                           PAR        VALUE
------------------------------------------------------------
IL Health Facilities Authority:
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                $  500,000   $  533,290
   Thorek Hospital & Medical
   Center, Series 1998,
     5.375% 08/15/28                   500,000      434,650
IL Southwestern Development
   Authority, Anderson Hospital,
   Series 1999:
     5.375% 08/15/15                   500,000      476,495
     5.500% 08/15/20                   550,000      515,526
LA Public Facilities Authority, Touro
   Infirmary, Series 1999:
     5.500% 08/15/19                   250,000      247,955
     5.625% 08/15/29                 1,275,000    1,243,074
MA Health & Educational Facilities
   Authority, Milford-Whitinsville
   Regional Hospital, Series 1998 C,
     5.250% 07/15/18                   500,000      458,615
MI Dickinson County Healthcare
   System, Series 1999,
     5.700% 11/01/18                   770,000      727,481
MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1998 A,
     5.375% 07/01/20                   460,000      404,800
MN St. Paul Housing & Redevelopment
   Authority, Healtheast Project,
   Series 2001 A,
     5.700% 11/01/15                 2,000,000    1,601,160
MN Washington County Housing
   & Redevelopment Authority,
   Healtheast, Inc., Series 1998,
     5.250% 11/15/12                 1,250,000    1,010,338
MS Business Finance Corp., Rush
   Medical Foundation, Inc.,
   Series 1998,
     5.625% 07/01/23                   515,000      438,389
NH Higher Educational & Health
   Facilities Authority, Littleton
   Hospital Association, Inc.:
   Series 1998 A:
     5.900% 05/01/18                   500,000      410,485
     5.900% 05/01/28                   675,000      523,213
   Series 1998 B:
     6.000% 05/01/28                   625,000      491,231
NY Staten Island University
   Hospital Project:
   Series 2001 B,
     6.375% 07/01/31                   500,000      496,385
   Series 2002 C,
     6.450% 07/01/32                   200,000      197,230
OH Belmont County, East Ohio
   Regional Hospital, Series 1998,
     5.700% 01/01/13                 1,500,000    1,351,830




See notes to investment portfolio.

November 30, 2002


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-------------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
OH Highland County Joint Township
   Hospital District, Series 1999,
     6.750% 12/01/29                 $ 735,000   $  681,705
OH Miami County, Upper Valley
   Medical Center, Inc.,
   Series 1996 A,
     6.250% 05/15/16                   665,000      683,035
OH Sandusky County, County
   Memorial Hospital, Series 1998,
     5.150% 01/01/08                   270,000      270,586
PA Allegheny County Hospital
   Development, Ohio Valley General
   Hospital, Series 1998 A,
     5.450% 01/01/28                 1,050,000      931,886
PA Pottsville Hospital Authority,
   Pottsville Hospital & Warner
   Clinic, Series 1998,
     5.625% 07/01/24                   755,000      645,736
TX Lufkin Health Facilities
   Development Corp., Memorial
   Health Systems of East Texas,
   Series 1998,
     5.700% 02/15/28                   750,000      595,200
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
     5.625% 12/01/28                   850,000      836,876
TX Tyler Health Facilities Development
   Corp., Mother Frances Hospital,
   Series 2001,
     6.000% 07/01/31                   750,000      739,860
VT Educational & Health Buildings
   Finance Agency, Brattleboro
   Memorial Hospital,
     5.375% 03/01/28                   500,000      446,195
WI Health & Educational Facilities
   Authority, Wheaton Franciscan
   Services, Series 2002,
     5.750% 08/15/30                   450,000      450,644
WV Hospital Finance Authority,
   Charleston Area Medical Center,
   Series 2000 A,
     6.750% 09/01/30                   145,000      156,587
                                                -----------
                                                 23,684,454
                                                -----------
INTERMEDIATE CARE FACILITIES - 1.1%
IN Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125%  06/01/34                1,075,000      914,116
PA Economic Development
   Financing Authority, Northwestern
   Human Services, Inc., Series 1998 A,
     5.250% 06/01/14                 2,150,000    1,853,128
                                                -----------
                                                  2,767,244
                                                -----------






                                          PAR        VALUE
------------------------------------------------------------
NURSING HOMES - 8.7%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25               $ 1,000,000   $  986,340
CO Health Facilities Authority,
   American Housing Foundation,
   Series 1990 A,
     10.250% 12/01/20 (c)            1,500,000      465,000
   Volunteers of America,
   Series 1998 A:
     5.450% 07/01/08                   250,000      239,275
     5.750% 07/01/20                   700,000      599,144
   Series 1999 A,
     6.000% 07/01/29                   350,000      293,545
DE Sussex County, Healthcare
   Facility, Delaware Health
   Corp., Series 1994 A,
     7.600% 01/01/24                   975,000      853,603
IA Finance Authority, Care
   Initiatives Project:
   Series 1996,
     9.250% 07/01/25                 1,000,000    1,176,590
   Series 1998 B:
     5.750% 07/01/18                   550,000      499,042
     5.750% 07/01/28                 1,475,000    1,276,671
IN Gary Industrial Economic
   Development, West Side Health
   Care Center, Series 1987 A,
     11.500% 10/01/17                2,230,000    2,248,397
IN Health Facilities Financing
   Authority, Metro Health Indiana,
   Inc., Series 1998,
     6.400% 12/01/33 (c)             1,000,000      400,000
IN Michigan City Health Facilities,
   Metro Health Foundation,
   Inc. Project,
     11.000% 11/01/22 (c)            4,500,000    1,530,000
KY Jefferson County First Mortgage,
   American Housing Funding,
   Kentucky-Iowa, Inc. Project,
   Series 1990,
     10.250% 01/01/20 (c)              890,000      516,200
KY Lexington-Fayette Urban County
   Government, First Mortgage,
   American Housing Funding,
   Kentucky-Iowa, Inc. Project,
   Series 1990,
     10.250% 01/01/20 (c)              900,000      522,000
MA Development Finance Agency,
   Alliance Health Care Facilities,
   Series 1999,
     7.100% 07/01/32                 1,150,000    1,141,398




See notes to investment portfolio.

November 30, 2002


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
------------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
MA Development Finance Agency:
   American Health Woodlawn
   Manor, Inc.:
     Series 2000 A,
     7.750% 12/01/27                $  380,000   $  331,227
     Series 2000 B,
     10.250% 06/01/27                   80,000       74,400
   GF/Massachusetts Inc.,
   Series 1994,
     8.300% 07/01/23                   915,000      931,552
MI Cheboygan County Economic
   Development Corp., Metro Health
   Foundation Project, Series 1993,
     11.000% 11/01/22 (c)            2,440,000      829,600
MN Carlton Inter-Faith Social
   Services, Inc., Series 2000:
     7.500% 04/01/19                   250,000      255,732
     7.750% 04/01/29                   250,000      258,045
MN New Hope, North Ridge Care
   Center, Inc., Series 1999,
     5.875% 03/01/29                   250,000      227,748
MN Sartell, Foundation for
   Healthcare, Series 1999 A,
     6.625% 09/01/29                 2,025,000    1,855,487
NJ Economic Development Authority,
   Geriatric and Medical Service, Inc.,
   Series 1990 A,
     10.500% 05/01/04                  265,000      267,165
OH Montgomery County, Grafton
   Oaks LP, Series 1986,
     9.750% 12/01/16                 1,450,000    1,392,044
TN New Tazewell Health Education
   & Housing Facilities Board, New
   Tazewell Project, Series 1987,
     10.000% 06/01/17                1,455,000    1,476,345
TX Kirbyville Health Facilities
   Development Corp.,
   Heartway III Project:
   Series 1997 A,
     10.000% 03/20/18                  542,995      504,985
   Series 1997 B,
     6.000% 03/20/04 (c)               100,000        5,000
WA Kitsap County Housing
   Authority, Martha & Mary Nursing
   Home, Series 1996,
     7.100% 02/20/36                   643,000      751,474
                                                -----------
                                                 21,908,009
                                                -----------

-----------------------------------------------------------
HOUSING - 8.2%
ASSISTED LIVING/SENIOR - 3.0%
DE Kent County, Heritage at Dover,
   Series 1999,
     7.625% 01/01/30                 1,240,000    1,072,575





                                          PAR        VALUE
-----------------------------------------------------------
GA Columbus Housing Authority,
   The Gardens at Calvary,
   Series 1999,
     7.000% 11/15/19                $  500,000   $  432,810
IL Development Finance Authority,
   Care Institute, Inc.,
     8.250% 06/01/25                 1,460,000    1,451,897
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23 (c)             1,630,000    1,113,046
NC Medical Care Commission,
   DePaul Community Facilities
   Project, Series 1999,
     7.625% 11/01/29                   995,000    1,003,597
NY Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999:
     5.875% 05/01/19                   420,000      369,516
     6.000% 05/01/29                   650,000      560,131
TX Bell County Health Facilities
   Development Corp., Care
   Institutes, Inc.,
     9.000% 11/01/24                 1,440,000    1,477,339
                                                -----------
                                                  7,480,911
                                                -----------
MULTI-FAMILY - 5.0%
DE Wilmington, Electra Arms Senior
   Association Project, Series 1998,
     6.250% 06/01/28                   960,000      788,198
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000,
     7.500% 07/01/40                   500,000      510,210
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
     7.450% 07/01/40                   500,000      510,230
GA Clayton County Housing
   Authority, Magnolia Park
   Apartments, Series 1999 A,
     6.250% 06/01/30                   750,000      653,168
IL Chicago, Michigan Boulevard
   Garden Apartment Rehabilitation
   Project, Series 1985,
     12.000% 01/01/50 (c)               70,000        7,000
MN Columbia Heights, Crest View
   Corp., Series 1998,
     6.000% 03/01/33                   245,000      215,110
MN Washington County Housing &
   Redevelopment Authority, Cottages
   of Aspen, Series 1992,
     9.250% 06/01/22                 1,020,000    1,053,415
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A,
     10.250% 07/15/19                1,770,000    1,805,913
   Series 1989 B,
     (a) 07/15/19 (b)                  636,000      492,238






See notes to investment portfolio.

November 30, 2002


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
Resolution Trust Corp., Pass
   Through Certificates,
   Series 1993 A,
     8.750% 12/01/16 (d)            $  455,481   $  456,451
SC Housing Finance &
   Development, Multi-Family
   Housing Finance Revenue,
   Westbridge Apartments,
   Series 1990 A,
     9.500% 09/01/20                 1,981,000    1,981,852
TN Franklin Industrial Development
   Board, Landings Apartment
   Project, Series 1996 B,
     8.750% 04/01/27                   730,000      766,347
TX El Paso County Housing Finance
   Corp., American Village
   Communities:
   Series 2000 C,
     8.000% 12/01/32                   300,000      303,486
   Series 2000 D,
     10.000% 12/01/32                  300,000      303,384
TX Galveston Housing Facilities
   Center, Driftwood Apartments,
     8.000% 08/01/23                 1,000,000    1,040,000
TX National Housing Trust Project,
   Series 2001 C,
     10.000% 10/01/31                  695,000      687,049
VA Alexandria Redevelopment &
   Housing Authority, Courthouse
   Commons Apartments,
   Series 1990 A,
     10.000% 01/01/21                1,000,000      878,000
                                                -----------
                                                 12,452,051
                                                -----------
SINGLE FAMILY - 0.2%
AK Housing Finance Corp.,
   Series 1996 A,
     6.050% 12/01/17                   560,000      589,148
KY Kentucky County Single Family
   Mortgage Revenue, Class A,
   Series 1987,
     9.000% 09/01/16                    30,000       30,074
                                                -----------
                                                    619,222
                                                -----------

-----------------------------------------------------------
INDUSTRIAL - 5.4%
FOOD PRODUCTS - 2.1%
GA Cartersville Development Authority,
   Anheuser Busch Project, Inc.,
   Series 2002,
     5.950% 02/01/32                 1,000,000    1,029,880
IN Hammond, American Maize
   Products Co., Series 1994,
     8.000% 12/01/24                 1,760,000    1,920,952






                                          PAR        VALUE
------------------------------------------------------------
LA Port of New Orleans Industrial
   Development Continental Grain
   Company, Series 1993,
     7.500% 07/01/13               $ 1,000,000  $ 1,028,710
LA Southern Louisiana Port
   Commission, Cargill, Inc.
   Project, Series 1997,
     5.850% 04/01/17                   500,000      527,640
MI Strategic Fund, Michigan Sugar
   Co., Sebewaing Project,
   Series 1998 A,
     6.250% 11/01/15                 1,000,000      715,430
                                                -----------
                                                  5,222,612
                                                -----------
FOREST PRODUCTS - 1.2%
AL Courtland Industrial
   Development Board, Champion
   International Corp., Series 1999,
     6.000% 08/01/29                 1,000,000      984,220
GA Rockdale County Development
   Authority, Solid Waste Disposal,
   Visy Paper, Inc., Series 1993,
     7.500% 01/01/26                   800,000      803,400
LA Beauregard Parish, Boise
   Cascade Corp. Project,
   Series 2002,
     6.800% 02/01/27                 1,000,000      985,880
MI Delta County Economic
   Development Corp., Mead
   Westvaco-Escanaba,
   Series 2002 B,
     6.450% 04/15/23                   300,000      294,969
                                                -----------
                                                  3,068,469
                                                -----------
MANUFACTURING - 1.1%
IL Will-Kankakee Regional
   Development Authority, Flanders
   Corp., Precisionaire Project,
   Series 1997,
     6.500% 12/15/17                   895,000      850,733
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32                   475,000      484,647
MN Brooklyn Park, TL Systems
   Corp., Series 1991,
     10.000% 09/01/16                  695,000      734,552
TX Trinity River Authority, Texas
   Instruments Project, Series 1996,
     6.200% 03/01/20                   750,000      784,980
                                                -----------
                                                  2,854,912
                                                -----------
METALS & MINING - 0.2%
MD Baltimore County, Bethlehem
   Steel Corp. Project, Series 1994 B,
     7.500% 06/01/15 (c)               500,000       30,000
NV Department of Business &
   Industry, Wheeling-Pittsburgh
   Steel Corp., Series 1999 A,
     8.000% 09/01/14 (c)(d)            250,000      175,000






See notes to investment portfolio.

November 30, 2002


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
------------------------------------------------------------
INDUSTRIAL (CONTINUED)
METALS & MINING (CONTINUED)
VA Greensville County Industrial
   Development Authority,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A:
     6.375% 04/01/04 (c)              $ 70,000   $   49,000
     7.000% 04/01/14 (c)               375,000      262,500
                                                -----------
                                                    516,500
                                                -----------
OIL & GAS - 0.8%
TX Gulf Coast Industrial Development
   Authority, Solid Waste Disposal
   Revenue, Citgo Petroleum
   PJ-RMKT 07/01/02, Series 1998,
     8.000% 04/01/28                   375,000      386,029
VI Virgin Islands Government
   Refinery Facilities Hovensa
   Coker Project, Series 2002,
     6.500% 07/01/21                   250,000      250,715
WA Pierce County Economic
   Development Corp., Occidental
   Petroleum Co., Series 1993,
     5.800% 09/01/29                 1,500,000    1,441,995
                                                -----------
                                                  2,078,739
                                                -----------

-----------------------------------------------------------
OTHER - 8.4%
OTHER - 0.8%
CA Tobacco Securitization
   Authority, Series 2002 B,
     6.000% 06/01/43                   900,000      885,204
MD Baltimore, Park Charles Project,
   Series 1986,
     8.000% 01/01/15                   603,088      604,312
WA Tobacco Settlement Authority,
   Series 2002,
     6.625% 06/01/32                   500,000      494,565
                                                -----------
                                                  1,984,081
                                                -----------
POOL/BOND BANK - 1.0%
IN Indianapolis Local Public
   Improvement Bond Bank,
   Series 1999 E,
     5.750% 02/01/29                 2,000,000    2,003,560
MI Municipal Bond Authority, Local
   Government Loan Project,
   Series 2001 A,
     5.375% 11/01/17                   550,000      584,193
                                                -----------
                                                  2,587,753
                                                -----------
REFUNDED/ESCROWED (E) - 6.6%
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1993,
     (a) 01/01/25                   10,000,000    3,095,400
CT Development Authority, Sewer
   Sludge Disposal Facilities,
   Series 1996,
     8.250% 12/01/06                   855,000      960,105






                                          PAR        VALUE
------------------------------------------------------------
FL Clearwater Housing Authority,
   Hampton Apartments, Series 1994,
     8.250% 05/01/24               $ 2,390,000  $ 2,665,710
ID Health Facilities Authority, IHC
   Hospitals, Inc., Series 1992,
     6.650% 02/15/21                 2,750,000    3,337,895
IL Metropolitan Pier & Exposition
   Authority, McCormick Project,
   Series 1994 A,
     (a) 06/15/14                    1,010,000      588,759
MA Health & Educational Facilities
   Authority, Corp. for Independent
   Living, Series 1993,
     8.100% 07/01/18                   620,000      655,811
NC Lincoln County, Lincoln County
   Hospital, Series 1991,
     9.000% 05/01/07                   305,000      351,900
PA Delaware County Authority,
   Mercy Health Corp.,
   Southeastern Pennsylvania Obligated,
   Series 1996:
     6.000% 12/15/16                 1,400,000    1,598,884
     6.000% 12/15/26                   500,000      555,995
PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility, Series 1993 A,
     8.250% 05/01/23                   750,000      784,778
TN Shelby County, Health,
   Education & Housing Facilities
   Board, Open Arms
   Development Center:
   Series 1992 A,
     9.750% 08/01/19                   475,000      605,625
   Series 1992 C,
     9.750% 08/01/19                   480,000      612,067
WV Hospital Finance Authority,
   Charleston Area Medical Center,
   Series 2000 A,
     6.750% 09/01/30                   605,000      736,134
                                                -----------
                                                 16,549,063
                                                -----------

-----------------------------------------------------------
OTHER REVENUE - 2.1%
HOTELS - 0.8%
PA Philadelphia Authority for
   Industrial Development,
   Doubletree Project, Series 1997 A,
     6.500% 10/01/27                 2,000,000    1,968,840
                                                -----------

RECREATION - 0.6%
CT Mohegan Tribe Indians,
   Series 2001,
     6.250% 01/01/31                   200,000      204,152
FL Capital Trust Agency, Seminole
   Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33                  500,000      514,575

November 30, 2002


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
------------------------------------------------------------
OTHER REVENUE (CONTINUED)
RECREATION (CONTINUED)
NM Red River Sports Facility, Red
   River Ski Area Project, Series 1998,
     6.450% 06/01/07                $  830,000   $  829,519
                                                -----------
                                                  1,548,246
                                                -----------
RETAIL - 0.7%
NJ Economic Development
   Authority, Glimcher Properties LP
   Project, Series 1998,
     6.000% 11/01/28                 1,000,000      996,130
OH Lake County, North Madison
   Properties, Series 1993,
     8.819% 09/01/11                   680,000      654,303
                                                -----------
                                                  1,650,433
                                                -----------

-----------------------------------------------------------
RESOURCE RECOVERY - 1.2%
DISPOSAL - 0.4%
MA Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05                   555,000      581,745
UT Carbon County, Laidlaw
   Environmental, Series 1997 A,
     7.450% 07/01/17                   500,000      500,505
                                                -----------
                                                  1,082,250
                                                -----------
RESOURCE RECOVERY - 0.8%
MA Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A,
     5.500% 12/01/13                 1,000,000      893,270
PA Delaware County Industrial
   Development Authority,
   BFI Project, Series 1988 A,
     6.200% 07/01/19                 1,000,000    1,001,010
                                                -----------
                                                  1,894,280
                                                -----------

-----------------------------------------------------------
TAX-BACKED - 14.2%
LOCAL APPROPRIATED - 0.4%
CA Compton, Civic Center Project,
   Series 1997,
     5.500% 09/01/15                 1,000,000    1,035,820
                                                -----------

LOCAL GENERAL OBLIGATIONS - 6.9%
CA Fresno Unified,
   School District, Series 2002 A,
     6.000% 02/01/18 (f)             1,245,000    1,448,645
CA Los Angeles Unified
   School District:
   Series 1997 E,
     5.125% 01/01/27                 3,750,000    3,793,725
   Series 2002,
     5.750% 07/01/16                   600,000      687,468






                                          PAR        VALUE
------------------------------------------------------------
CA Vallejo Unified, School
   District, Series 2002 A,
     5.900% 08/01/25               $ 1,000,000  $ 1,134,420
LA New Orleans, Series 1991,
     (a) 09/01/15                    4,000,000    2,167,960
NY New York City, Series 1998 H,
     5.125% 08/01/25                 5,000,000    5,007,500
TX Irving Independent School
   District, Series 1997:
     (a) 02/15/15                    1,500,000      833,520
     (a) 02/15/16                    1,000,000      520,780
WA Clark County School District
   No. 37, Series 2001 C,
     (a) 12/01/18                    4,000,000    1,753,320
                                                -----------
                                                 17,347,338
                                                -----------
SPECIAL NON-PROPERTY TAX - 3.2%
CA San Diego Redevelopment
   Agency, Series 2001,
     (a) 09/01/18                    1,015,000      455,552
IL Metropolitan Pier & Exposition
   Authority, McCormick Project:
   Series 1994 A:
     (a) 06/15/14                    3,990,000    2,320,624
     (a) 06/15/15                    3,000,000    1,638,510
   Series 1996 A,
     (a) 12/15/13                    5,000,000    3,025,700
PR Puerto Rico Commonwealth
   Highway & Transportation
   Authority, Series 2002 E,
     5.500% 07/01/21                   500,000      547,890
                                                -----------
                                                  7,988,276
                                                -----------
SPECIAL PROPERTY TAX - 2.8%
CA Huntington Beach Community
   Facilities District, Grand Coast Resort,
   Series 2001,
     6.450% 09/01/31                   500,000      511,210
CA Orange County Community
   Facilities District, Ladera Ranch,
   Series 1999 A,
     6.500% 08/15/21                 1,000,000    1,052,060
CA Yorba Linda Redevelopment
   Agency, Series 1998 A,
     (a) 09/01/24                    1,325,000      400,998
FL Double Branch Community
   Development District,
   Series 2002 A,
     6.700% 05/01/34                   500,000      498,015
FL Heritage Palms Community
   Development District, Series 1999 A,
     6.250% 11/01/04                   670,000      679,199
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
     6.125% 05/01/19                   735,000      739,167
   Series 2000 A,
     6.700% 05/01/07                    90,000       92,986






See notes to investment portfolio.

November 30, 2002


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
FL Northern Palm Beach County
   Improvement District, Series 1999,
     5.900% 08/01/19                $  500,000   $  506,390
FL Orlando, Conroy Road
   Interchange Project, Series 1998 A:
     5.500% 05/01/10                   125,000      125,739
     5.800% 05/01/26                   300,000      292,845
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19                   250,000      251,563
   Series 1998 B,
     5.700% 05/01/08                   315,000      318,430
MI Pontiac Finance Authority,
   Development Area No. 3,
   Series 2002,
     6.375% 06/01/31                   450,000      446,823
MI Taylor Tax Increment Finance
   Authority, Series 2001,
     5.375% 05/01/17                 1,000,000    1,056,430
                                                -----------
                                                  6,971,855
                                                -----------
STATE APPROPRIATED - 0.8%
MI Building Authority, Series 2001 I,
     5.000% 10/15/24                 1,000,000      994,680
PR Commonwealth of Puerto Rico,
   Public Finance Corp.,
   Series 2002 E,
     6.000% 08/01/26                   900,000    1,017,432
                                                -----------
                                                  2,012,112
                                                -----------
STATE GENERAL OBLIGATIONS - 0.1%
TX Board of Regents University,
   Series 2001 B,
     5.375% 08/15/18                   350,000      367,724
                                                -----------

-----------------------------------------------------------
TRANSPORTATION - 12.4%
AIR TRANSPORTATION - 3.1%
CA Los Angeles Regional Airports
   Improvement, Laxfuel Corp.:
   Series 2001,
     5.250% 01/01/23                   500,000      490,850
   Series 2002 C,
     7.500% 12/01/24                   500,000      383,775
IN Indianapolis Airport Authority:
   FedEx Corp., Series 1994,
     7.100% 01/15/17                 2,000,000    2,124,000
   United Airlines Project,
   Series 1995 A,
     6.500% 11/15/31 (g)             1,000,000      424,970
KY Kenton County Airport Board,
   Delta Airlines, Inc., Series 1992 A,
     7.500% 02/01/20                 2,500,000    2,055,825






                                          PAR        VALUE
------------------------------------------------------------
MN Minneapolis & St. Paul
   Metropolitan Airport Commission,
   Northwest Airlines, Inc.:
   Series 2001 A,
     7.000% 04/01/25                $  325,000   $  238,092
   Series 2001 B,
     6.500% 04/01/25                   250,000      237,305
NC Charlotte Special Facilities Revenue,
   Douglas International Airport,
   US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27 (h)               250,000      120,940
   Series 2000,
     7.750% 02/01/28 (h)               500,000      271,515
NY New York City Industrial
   Development, JFK International
   Airport Project, American
   Airlines, Inc., Series 2002 B,
     8.500% 08/01/28                   500,000      283,805
PA Philadelphia Authority for
   Industrial Development, Aero
   Philadelphia LLC, Series 1999,
     5.250% 01/01/09                   400,000      369,664
TX Houston Industrial Development,
   Air Cargo-Perot Development,
   Series 2002,
     6.000% 03/01/23                   555,000      555,444
WA Port Seattle, Northwest Airlines,
   Inc., Series 2000,
     7.250% 04/01/30                   425,000      312,018
                                                -----------
                                                  7,868,203
                                                -----------
AIRPORTS - 4.8%
OH Cleveland Airport, Series 2001 A,
     5.000% 01/01/31                 3,465,000    3,433,850
PA Philadelphia Airport Authority
   for Industrial Development,
   Series 1998 A,
     5.125% 07/01/28                 8,750,000    8,624,438
                                                -----------
                                                 12,058,288
                                                -----------
TOLL FACILITIES - 3.0%
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1993 A,
     (a) 01/15/15                    3,000,000    1,679,700
CO Northwest Parkway Public
   Highway Authority, Series 2001 D,
     7.125% 06/15/41                   750,000      763,395
CO Public Highway Authority,
   Arapahoe County, E-470, Series 2000 B:
     (a) 09/01/18                    3,000,000    1,336,140
     (a) 09/01/35                    8,750,000      787,237
MA Turnpike Authority,
   Series 1999 A,
     5.000% 01/01/39                 2,500,000    2,438,700
NY Triborough Bridge & Tunnel
   Authority, Series 2002,
     5.500% 11/15/20                   375,000      410,633
                                                -----------
                                                  7,415,805
                                                -----------




See notes to investment portfolio.

November 30, 2002


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
------------------------------------------------------------
TRANSPORTATION (CONTINUED)
TRANSPORTATION - 1.5%
NV Department of Business &
   Industry, Las Vegas Monorail
   Project, Series 2000,
     7.375% 01/01/40                $  750,000   $  721,875
NY Metropolitan Transportation
   Authority Project, Series 2002 A,
     5.000% 11/15/30                 3,000,000    2,968,740
                                                -----------
                                                  3,690,615
                                                -----------

-----------------------------------------------------------
UTILITY - 17.3%
INDEPENDENT POWER PRODUCER - 2.7%
MI Midland County Economic
   Development Corp., Series 2000,
     6.875% 07/23/09                 1,000,000      997,650
NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV,
     6.750% 10/01/11                 2,000,000    2,076,080
PA Economic Development Finance
   Authority, Colver Project,
   Series 1994 D:
     7.125% 12/01/15                   500,000      519,985
     7.150% 12/01/18                 1,500,000    1,557,765
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration
   Facilities, AES Project, Series 2000,
     6.625% 06/01/26                   325,000      335,322
VA Pittsylvania County Industrial
   Development Authority, Multi-trade
   of Pittsylvania, Series 1994 A:
     7.450% 01/01/09                 1,000,000    1,019,860
     7.550% 01/01/19                   250,000      253,363
                                                -----------
                                                  6,760,025
                                                -----------
INVESTOR OWNED - 3.5%
AZ Maricopa County Pollution
   Control, El Paso Electric
   Co., Project, Series 2002 A,
     6.250% 05/01/37                   500,000      501,885
AZ Pima County Industrial Development
   Authority, Tucson Electric
   Development Authority,
   Electric Power Co., Series 1997 A,
     6.100% 09/01/25                   750,000      686,078
CT Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 B,
     5.950% 09/01/28                   100,000      103,992
IL Bryant Pollution Control Revenue,
   Central Illinois Light Co.,
   Series 1993,
     5.900% 08/01/23                 1,000,000      925,140
LA Calcasieu Parish Industrial
   Development Board, Entergy Gulf
   States, Inc., Series 1999,
     5.450% 07/01/10                   500,000      496,585





                                          PAR        VALUE
------------------------------------------------------------
LA West Feliciana Parish, Entergy
   Gulf States, Inc., Series 1999 B,
     6.600% 09/01/28                $  500,000   $  504,870
MS Business Finance Corp., Systems
   Energy Resources Project,
   Series 1998,
     5.875% 04/01/22                 1,500,000    1,352,550
NV Clark County, Nevada Power
   Co., Series 1997 A,
     5.900% 11/01/32                 3,000,000    2,429,040
OH Air Quality Development
   Authority, Pollution Control,
   Cleveland Electric, Series 2002 A,
     6.000% 12/01/13                   850,000      866,864
TX Brazos River Authority Pollution
   Control, TXU Electric, Series 2001,
     5.750% 05/01/36                 1,050,000      947,635
                                                -----------
                                                  8,814,639
                                                -----------
MUNICIPAL ELECTRIC - 5.2%
CA Department of Water Resources,
   Power Supply Revenue Bonds,
   Series 2002 A,
     5.500% 05/01/14                 2,000,000    2,217,340
NY Long Island Power Authority,
   Series 1998 A,
     5.250% 12/01/26                 1,550,000    1,567,236
PR Puerto Rico Electric Power
   Authority, Series 2002 II,
     5.125% 07/01/26                 1,500,000    1,526,565
TX Austin Utilities System,
   Series 1994:
     (a) 05/15/17                    6,600,000    3,186,084
     (a) 05/15/18                    5,000,000    2,264,250
WA Seattle Light & Power,
   Series 2001,
     5.500% 03/01/17                 2,250,000    2,387,633
                                                -----------
                                                 13,149,108
                                                -----------
WATER & SEWER - 5.9%
CA Castaic Lake Water Agency,
   Series 1999 A:
     (a) 08/01/25                   10,445,000    2,999,177
     (a) 08/01/26                   10,445,000    2,832,057
LA Public Facility Authority,
   Belmont Water,
     9.000% 09/15/24 (c)               730,000      511,000
MA Water Resources Authority,
   Series 1997 D,
     5.000% 08/01/24 (i)             6,000,000    5,968,140
MS Five Lakes Utility District,
     8.250% 07/15/24                   500,000      467,500
TX Houston Water & Sewer System,
   Series 1991 C,
     (a) 12/01/12                    3,000,000    1,935,180
                                                -----------
                                                 14,713,054
                                                -----------
TOTAL MUNICIPAL BONDS
   (cost of $252,906,071)                       245,962,102
                                                -----------






See notes to investment portfolio.

November 30, 2002


MUNICIPAL PREFERRED STOCK - 0.2%        SHARES       VALUE
------------------------------------------------------------
HOUSING - 0.2%
MULTI-FAMILY - 0.2%
Charter Mac Equity Issuer Trust
   Acceptance Co.,
     7.600% 11/30/50 (d)
     (cost of $500,000)                500,000    $ 539,300
                                                -----------

SHORT-TERM OBLIGATIONS - 1.3%              PAR
------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (J) - 1.3%
MI Farmington Hills Hospital Financial
   Authority, Botsford General Hospital,
   Series 1991 B,
     1.300% 02/15/16                $  600,000      600,000
MN Minneapolis,
   Series 1997 B,
     1.100% 12/01/07                   300,000      300,000
NY New York City  Municipal
   Finance Authority Water & Sewer,
   Series 1994 G,
     1.300% 06/15/24                   200,000      200,000
NY Long Island Power Authority,
   Electric Systems,
   Series 1998 2B,
     1.300% 05/01/33                 1,200,000    1,200,000
NY New York,
   Series 1993 A7,
     1.300% 08/01/21                 1,000,000    1,000,000
                                                -----------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $3,300,000)                           3,300,000
                                                -----------
TOTAL INVESTMENTS - 99.5%
   (cost of $256,706,071) (k)                   249,801,402
                                                -----------
OTHER ASSETS & LIABILITIES, NET - 0.5%            1,242,676
-----------------------------------------------------------
NET ASSETS* - 100.0%                           $251,044,078
                                                -----------


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At November 30, 2002, these securities amounted to $2,462,928, which represents 1.0% of net assets.

    Additional information on these restricted securities held at November 30, 2002 are as follows:

                                     ACQUISITION  ACQUISITION
    SECURITY                            DATE         COST
--------------------------------------------------------------------------------
    CA Statewide Community Development
      Authority:
      Crossroads School for
      Arts & Science, Series 1998:
        6.000% 08/01/28                     08/21/98 $  460,000
        6.000% 08/01/28                     08/31/98    700,000
      Eskaton Village-Grass Valley,
      Series 2000,
        8.250% 11/15/31                     09/08/00    750,000
    MN White Bear Lake, Birch Lake
      Townhome Project, Series 1989 B,
      (a) 07/15/19                          07/19/89    636,000
                                                    -----------
                                                     $2,546,000
                                                    -----------




(c) The issuer is in default of certain debt covenants. Income is not being fully accrued.
(d) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At November 30, 2002, the value of these securities amounted to $1,170,751 which represents 0.5% of net assets.
(e) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of interest and principal.
(f) Settlement for this security is on a delayed delivery basis.
(g) As of November 30, 2002, the Fund held bonds of United Airlines, Inc. representing 0.2% of net assets. United Airlines, Inc. filed for bankruptcy protection under Chapter 11 on December 9, 2002.
(h) As of November 30, 2002, the Trust held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 0.2% of net assets.
(i) This security, or a portion thereof with a market value of $2,141,568, is being used to collateralize open futures contracts.
(j) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2002.
(k) Cost for generally accepted accounting principles is $256,706,071. Cost for federal income tax purposes is $256,582,574. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed-income securities.


Short futures contracts open at November 30, 2002:

                                                     UNREALIZED
                            PAR VALUE               APPRECIATION
                           COVERED BY  EXPIRATION  (DEPRECIATION)
       TYPE                 CONTRACTS     MONTH      AT 11/30/02
-----------------------------------------------------------------
10 Year U.S. Treasury Note  $62,100,000   March       $305,150
30 Year U.S. Treasury Bond   33,900,000   March        280,819
Municipal 10 Year
   Note Index                12,900,000   March         75,942
                                                   -----------
                                                      $661,911
                                                   -----------

* Net assets represent both Common Shares and Auction
  Preferred Shares.




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002

ASSETS:
Investments, at cost                           $256,706,071
                                              -------------
Investments, at value                          $249,801,402
Cash                                                 54,803
Receivable for:
   Investments sold                                 135,000
   Interest                                       4,134,028
Deferred Trustees' compensation plan                  7,022
                                              -------------
   Total Assets                                 254,132,255
                                              -------------

LIABILITIES:
Payable for:
   Investments purchased on a delayed
      delivery basis                              1,434,082
   Futures variation margin                         394,098
   Distributions-- common shares                  1,023,279
   Distributions-- preferred shares                   5,301
   Management fee                                   132,515
   Pricing and bookkeeping fees                       7,406
   Trustees' fee                                        267
Deferred Trustees' fee                                7,022
Other liabilities                                    84,207
                                              -------------
   Total Liabilities                              3,088,177
                                              -------------

Auction Preferred Shares (3,600 shares issued and
   outstanding at $25,000 per share)             90,000,000
                                              -------------



COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:
Paid-in capital -- common shares               $214,971,483
Undistributed net investment income                 565,056
Accumulated net realized loss                   (48,249,703)
Net unrealized
appreciation (depreciation) on:
   Investments                                   (6,904,669)
   Futures contracts                                661,911
                                              -------------
Net assets at value applicable to                27,656,180
   common shares of beneficial
   interest outstanding                        $161,044,078
                                              -------------

Net asset value per common share               $       5.82
                                              -------------




STATEMENT OF OPERATIONS

For the Year Ended November 30, 2002

INVESTMENT INCOME:
Interest                                       $ 16,097,889
                                              -------------

EXPENSES:
Management fee                                    1,669,903
Pricing and bookkeeping fees                        131,136
Trustees' fee                                        14,673
Preferred shares remarketing commissions            225,258
Custody fee                                          11,376
Transfer agent fee                                  110,248
Other expenses                                      126,968
                                              -------------
   Total Expenses                                 2,289,562
Custody earnings credit                              (1,587)
                                              -------------
   Net Expenses                                   2,287,975
                                              -------------
Net Investment Income                            13,809,914
                                              -------------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FUTURES CONTRACTS:
Net realized loss on:
   Investments                                     (155,213)
   Futures contracts                             (6,153,544)
                                              -------------
      Net realized loss                          (6,308,757)
                                              -------------
Net change in unrealized appreciation/ depreciation on:
   Investments                                     (309,449)
   Futures contracts                             (2,325,723)
                                              -------------
      Net change in unrealized
        appreciation/depreciation                (2,635,172)
                                              -------------
Net Loss                                         (8,943,929)
                                              -------------
Net Increase in Net Assets from Operations        4,865,985
                                              -------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                       (1,342,604)
                                              -------------

Net Increase in Net Assets from Operations
   Applicable to Common Shares                 $  3,523,381
                                              -------------



See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        YEAR ENDED
                                                                                                       NOVEMBER 30,
                                                                                           -------------------------------------

INCREASE (DECREASE) IN NET ASSETS:                                                               2002                2001
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                         $ 13,809,914       $ 14,607,706
Net realized loss on investments and futures contracts                                          (6,308,757)       (10,760,964)
Net change in unrealized appreciation/depreciation on investments and futures contracts         (2,635,172)        11,360,310
                                                                                             -------------      -------------
Net Increase from Operations                                                                     4,865,985         15,207,052
                                                                                             -------------      -------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                                      (1,342,604)        (2,721,317)
                                                                                             -------------      -------------
Net Increase in Net Assets from Operations Applicable to Common Shares                           3,523,381         12,485,735
                                                                                             -------------      -------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                     (11,625,618)       (10,670,628)
                                                                                             -------------      -------------

SHARE TRANSACTIONS:
Distributions reinvested                                                                            66,517                 --
                                                                                             -------------      -------------
Total Increase (Decrease) in Net Assets Applicable to Common Shares                             (8,035,720)         1,815,107

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                                            169,079,798        167,264,691
                                                                                             -------------      -------------
End of period (including undistributed net investment income and overdistributed
   net investment income of $565,056 and $(339,824), respectively)                            $161,044,078       $169,079,798
                                                                                             -------------      -------------

NUMBER OF TRUST SHARES:
Common Shares:
Issued for distributions reinvested                                                                 11,067                 --
Outstanding at:
Beginning of period                                                                             27,645,113         27,645,113
                                                                                             -------------      -------------
End of period                                                                                   27,656,180         27,645,113
                                                                                             -------------      -------------

Preferred Shares:
Outstanding at end of period                                                                         3,600              3,600
                                                                                             -------------      -------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


November 30, 2002


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial Municipal Income Trust (the "Trust") is a Massachusetts business trust, registered under the Investment Company Act of 1940 (the "Act") as amended, as a non-diversified, closed-end management investment company. The Trust's primary investment goal is to provide high current income, generally exempt from federal income taxes. The Trust's secondary goal is to seek total return. The Trust is authorized to issue an unlimited number of common shares of beneficial interest and 3,600 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.
Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Trust, but resulted in reclassifications as follows, based on securities held by the Trust on December 1, 2001:

                                     NET UNREALIZED
             COST                     APPRECIATION
            ------                   --------------
            $63,284                     $(63,284)

The effect of this change, for the year ended November 30, 2002, was as follows:

      NET INVESTMENT    NET REALIZED     NET UNREALIZED
          INCOME            GAINS         APPRECIATION
          ------           -------        ------------
          $60,310           $(97)           $(60,213)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common shareholders are recorded on the ex-date.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on November 30, 2002 was 1.25%. For the year ended November 30, 2002, the Trust declared dividends to Auction Preferred shareholders amounting to $1,342,604, representing an average APS dividend rate of 1.49%.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for discount accretion on debt securities, straddle deferrals, mark-to-market on futures contracts, current year distribution payable, capital loss carryforwards, non-deductible expenses and defaulted bond interest. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
For the year ended November 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

       UNDISTRIBUTED     ACCUMULATED
      NET INVESTMENT    NET REALIZED         PAID-IN
          INCOME            LOSS             CAPITAL
          ------           -------        ------------
           $(96)         $5,301,321       $(5,301,225)

Net investment income, net realized gain (loss) and net assets were not affected by this reclassification. The tax character of distributions paid to common and APS shareholders during the year was as follows:

                          LONG-TERM        TAX-EXEMPT
      ORDINARY INCOME   CAPITAL GAINS        INCOME
       ------------     ------------    ----------------
          $12,010            $--           $12,956,212

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

       UNDISTRIBUTED    UNDISTRIBUTED
        TAX-EXEMPT        LONG-TERM        UNREALIZED
          INCOME        CAPITAL GAINS     DEPRECIATION
       ------------     ------------    ----------------
        $2,972,888           $--          $(6,119,261)

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                   CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
          ----------                 --------------
             2003                      $  7,498,926
             2004                             4,074
             2005                         7,196,783
             2007                         3,490,821
             2008                        13,036,764
             2009                         3,114,307
             2010                         7,684,792
                                     --------------
                                       $ 42,026,467
                                     --------------

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.65% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, the Advisor receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to the APS, are more than $50 million, a monthly fee equal to the average weekly net assets, including assets applicable to the APS, of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended November 30, 2002, the net asset based fee rate was 0.036%. The Trust also pays out-of-pocket costs for pricing services.

OTHER:
The Trust pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $1,587 of custody fees were reduced by balance credits for the year ended November 30, 2002. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PREFERRED SHARES
The Trust currently has outstanding 3,600 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At November 30, 2002, there were no such restrictions on the Trust.

Under Emerging Issues Task Force ("EITF") promulgation Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Trust's preferred shares, which were previously classified as a component of net assets, have been reclassified outside of permanent equity (net assets) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

NOTE 5. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended November 30, 2002, purchases and sales of investments, other than short-term obligations, were $69,135,000 and $70,599,997, respectively. Unrealized appreciation (depreciation) at November 30, 2002, based on cost of investments for federal income tax purposes, was:

      Gross unrealized appreciation            $ 11,481,671
      Gross unrealized depreciation             (18,262,843)
                                               ------------
           Net unrealized depreciation         $ (6,781,172)
                                               ------------

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Trust may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires. Refer to the Trust's Investment Portfolio for a summary of open futures contracts at November 30, 2002.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows
(common shares unless otherwise noted):


                                                                                      YEAR ENDED NOVEMBER 30,
                                                                -------------------------------------------------------------------
                                                                      2002         2001         2000         1999         1998
                                                                -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $      6.12  $      6.05  $       6.51  $      7.57  $      7.41
                                                                -----------  -----------  ------------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.50(a)(b)   0.53(a)      0.55(c)       0.46         0.47
Net realized and unrealized gain (loss) on
   investments and futures contracts                                  (0.33)(b)     0.03        (0.44)       (0.97)         0.18
                                                                -----------  -----------  ------------  -----------  -----------
      Total from Investment Operations                                 0.17         0.56          0.11       (0.51)         0.65
                                                                -----------  -----------  ------------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                            (0.05)       (0.10)       (0.14)       (0.04)           --
                                                                -----------  -----------  ------------  -----------  -----------
   Total from Investment Operations Applicable
      to Common Shareholders                                           0.12         0.46        (0.03)       (0.55)         0.65
                                                                -----------  -----------  ------------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                            (0.42)       (0.39)       (0.43)       (0.42)        (0.48)
In excess of net investment income                                       --           --           --        (0.04)        (0.01)
                                                                -----------  -----------  ------------  -----------  -----------
   Total Distributions Declared to
      Common Shareholders                                             (0.42)       (0.39)       (0.43)       (0.46)        (0.49)
                                                                -----------  -----------  ------------  -----------  -----------
LESS SHARE TRANSACTIONS:
Commission and offering costs-- preferred shares                         --           --           --(d)     (0.05)           --
                                                                -----------  -----------  ------------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                  $      5.82  $      6.12  $       6.05  $     6.51   $      7.57
                                                                -----------  -----------  ------------  -----------  -----------
Market price per share-- common shares                          $      5.67  $      5.65  $       5.38  $     5.75   $      8.13
                                                                -----------  -----------  ------------  -----------  -----------
Total return-- based on market value
  -- common shares (e)                                                 7.87%       12.05%         0.84%     (24.33)%       14.57%
                                                                -----------  -----------  ------------  -----------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)(g)                                                        1.37%        1.45%         1.33%       1.08%         0.82%
Net investment income before preferred stock dividend (f)(g)           8.28%(b)     8.55%         8.88%       7.00%         6.20%
Net investment income after preferred stock dividend (f)(g)            7.47%(b)     6.94%         6.68%       6.36%         6.20%
Portfolio turnover rate                                                  27%          12%           12%         20%           34%
Net assets, end of period (000's)-- common shares               $   161,044  $   169,080  $    167,265  $  180,082   $   208,931

(a)Per share data was calculated using average shares outstanding for the period.
(b)Effective December 1, 2001, the Trust adopted the provision of the AICPA
   Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 8.24% to 8.28% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.43% to 7.47%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002, have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Rounds to less than $0.01 per share.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Ratios reflect average net assets available to common shares only.


ASSET COVERAGE REQUIREMENTS
                                                                                         INVOLUNTARY                 AVERAGE
                                                                  ASSET                  LIQUIDATING                 MARKET
                                   TOTAL AMOUNT                 COVERAGE                 PREFERENCE                   VALUE
                                    OUTSTANDING                 PER SHARE                 PER SHARE                 PER SHARE
-------------------------------------------------------------------------------------------------------------------------------
11/30/02                           $90,000,000                   $69,734                    $25,001                   $25,000
11/30/01                            90,000,000                    71,967                     25,007                    25,000
11/30/00                            90,000,000                    71,462                     25,011                    25,000
11/30/99 *                          90,000,000                    50,023                     25,006                    25,000

* On July 20, 1999, the Trust began offering Auction Preferred Shares.



Selected data for a share outstanding throughout each period is as follows
(common shares unless otherwise noted):


                                                                                     YEAR ENDED NOVEMBER 30,
                                                                -------------------------------------------------------------------
                                                                      1997         1996         1995         1994         1993
                                                                -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $      7.41  $      7.48  $       7.15  $      7.83  $      7.89
                                                                -----------  -----------  ------------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.51         0.51          0.55         0.61         0.64
Net realized and unrealized gain (loss)
   on investments and futures contracts                                  --(a)     (0.07)         0.33        (0.71)       (0.06)
                                                                -----------  -----------  ------------  -----------  -----------
   Total Income from Investment Operations                             0.51         0.44          0.88        (0.10)        0.58
                                                                -----------  -----------  ------------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                            (0.51)       (0.51)        (0.55)       (0.58)       (0.64)
                                                                -----------  -----------  ------------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                  $      7.41  $      7.41  $       7.48  $      7.15  $      7.83
                                                                -----------  -----------  ------------  -----------  -----------
Market price per share-- common shares                          $      7.56  $      7.25  $       6.75  $      6.75  $      8.00
                                                                -----------  -----------  ------------  -----------  -----------
Total return-- based on market value-- common shares (b)              11.67%       15.36%         8.04%      (10.06)%      11.56%
                                                                -----------  -----------  ------------  -----------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (c)                                                           0.86%        0.91%         0.98%        0.90%        0.87%
Net investment income (c)                                              6.83%        6.87%         7.47%        8.12%        8.03%
Portfolio turnover rate                                                  15%          22%           24%          24%          21%
Net assets, end of period (000's)-- common shares               $   203,533  $   202,793  $    204,666  $   195,444  $   213,292

(a)Rounds to less than $0.01 per share.
(b)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


REPORT OF INDEPENDENT ACCOUNTANTS


TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL MUNICIPAL INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Income Trust (the "Trust") at November 30, 2002, and the results of its operations, the changes in its net assets, and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 20, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

99.91% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

DIVIDEND REINVESTMENT PLAN

COLONIAL MUNICIPAL INCOME TRUST
Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by EquiServe Trust Company, N.A. (the "Plan Agent"), as agent under the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value of 95% of the market price. If net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

Participants in the Plan have the option of making additional cash payments to the Plan Agent semi-annually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. State Street will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions as well as from voluntary cash payments. Brokerage charges for purchasing small amounts of stock for individual accounts under the voluntary cash purchase provisions of the Plan are expected to be less than the usual brokerage charges for individual transactions or comparable size, because the Plan Agent will be purchasing shares for all participants in blocks and charging to cash purchase Plan participants a pro rated portion of the lower commissions usually obtainable on such block purchases.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to the Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-426-5523.

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Colonial Municipal Income Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below.

                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds1 to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
----------------------
Douglas A. Hacker (age 47)     Trustee      1996     Executive Vice President-Strategy of United Airlines   103            None
c/o Liberty Funds Group LLC                          since December 2002 (formerly President of UAL
One Financial Center                                 Loyalty Services and Executive Vice President
Boston, MA 02111                                     of United Airlines (airline) from September 2001
                                                     to December 2002; formerly Executive Vice
                                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 45)  Trustee      1996     Executive Vice President-Corporate Development         103            None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***          None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive       103             None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,     118*            None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980; Associate Editor, Journal
                                                     of Money Credit and Banking, since September,
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties        105***   Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly              103           None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst



1 In December 2000, the board of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty board or the former Stein Roe Funds board.


TRUSTEES (CONTINUED)

                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
----------------------
Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners      103   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since September 1994             (business products
One Financial Center                                 (formerly Chief Executive Officer and Chairman                 and services),
Boston, MA 02111                                     of the Board of Directors, Continental Bank               Anixter International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                                 services) and MONY
                                                                                                              Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        103   Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                  Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation (global education and                  and distributor of
                                                     global applications))                                          giftware and
                                                                                                                     collectibles)



Interested Trustees
-------------------
William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners     105***      Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                     + Co. (financial
                                                     Dean and Professor, College of Business and                 service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and Systech
                                                                                                                  Retail Systems
                                                                                                                 (retail industry
                                                                                                                technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia                  103          None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Farnham, Incorporated (Stein Roe) since
                                                     April 1999; Executive Vice President and Director
                                                     of Colonial Management Associates, Inc. since
                                                     April 1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating
                                                     Rate Limited Liability Company since October
                                                     2000; Vice President of Galaxy Funds since September
                                                     2002; (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.

** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


OFFICERS

                                      Year first
                                      elected or
                        Position with  appointed
Name, address and age   Liberty Funds  to office  Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
Keith T. Banks (age 47)    President     2001       President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group or its
590 Madison Avenue, 36th Floor                      predecessor since August 2000; President, Chief Executive Officer and Chief
New York, NY 10022                                  Investment Officer of Fleet Investment Advisors Inc. since 2000 (formerly
                                                    Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
                                                    from November 1996 to August 2000); President of Galaxy Funds since September
                                                    2002

Vicki L. Benjamin (age 41)   Chief       2001       Controller of Liberty Funds, Stein Roe and Liberty All-Star Funds since May
One Financial Center        Accounting              2002; Chief Accounting Officer of Liberty Funds, Stein Roe and Liberty All-Star
Boston, MA 02111            Officer                 Funds since June 2001; Controller and Chief Accounting Officer of Galaxy Funds
                                                    since September 2002; Vice President of Liberty Funds since April 2001 (formerly
                                                    Vice President, Corporate Audit, State Street Bank and Trust Company from May
                                                    1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit
                                                    Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000       Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of Liberty Funds since January 2001
                                                    (formerly Vice President from April 2000 to January 2001; Vice President of
                                                    Colonial Management Associates, Inc. from February 1998 to October 2000; Senior
                                                    Tax Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)   Secretary  2002       Secretary of Liberty Funds, Stein RoeFunds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel since
                                                    September 2002 of Fleet National Bank (formerly Senior Vice President and Group
                                                    Counsel of Fleet National Bank from November 1996 to September 2002)


TRANSFER AGENT

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Municipal Income Trust is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021
800-426-5523

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750. This report has been prepared for shareholders of Colonial Municipal Income Trust.

COLONIAL MUNICIPAL INCOME TRUST      ANNUAL REPORT


                                                101-02/043M-1102 (01/03) 02/3047